Share-Based Compensation Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	$ 2.4		$ 5.6	$ 4.3
Stock options and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	1.7	$ 1.4	3.2	3.0
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	$ 0.7	$ (1.4)	$ 2.4	$ 1.3